Fair value of Above-Market Acquired Time Charters - Amount per Vessel (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 11, 2014 USD ($)	Dec. 31, 2011 USD ($)
Vessels [Line Items]
Fair value of above market acquired time charter	$ 0	$ 254
Amortization	254	9,540	$ 6,113
Accumulated amortization of above market time charters	30,994	30,740
Gain / (loss) on time charter agreement termination	$ 0	$ (2,114)	$ 0
Star Big and Star Mega | Above market time charters
Vessels [Line Items]
Number of time charters					2
Above market time charters					$ 23,065
Madredeus and Amami | Above market time charters
Vessels [Line Items]
Number of time charters				2
Above market time charters				$ 1,967
Christine, Sandra and Lowlands Beilun | Above market time charters
Vessels [Line Items]
Number of time charters			3
Above market time charters			$ 8,076